Deposits (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Deposits

	2018							2017
	Payable on demand(1)
As at October 31 ($ millions)	Interest- bearing	Non-interest bearing	Payable after notice	(2)	Payable on a fixed date	(3)	Total
Personal	$7,517	$7,488	$123,302		$76,238		$214,545	$200,030
Business and government	94,812	24,310	34,600		268,280		422,002	384,988
Financial institutions	6,510	2,804	1,895		28,778		39,987	40,349
Total	$108,839	$34,602	$159,797	(4)	$373,296		$676,534	$625,367
Recorded in:
Canada	$84,638	$17,825	$122,974		$247,361		$472,798	$445,487
United States	14,080	128	8,950		36,780		59,938	58,070
United Kingdom	–	–	152		16,695		16,847	12,041
Mexico	14	4,362	5,382		11,393		21,151	19,419
Peru	2,738	1,284	4,129		7,062		15,213	15,216
Chile	3,392	3,029	146		17,613		24,180	11,574
Colombia	37	507	3,963		5,036		9,543	7,587
Other International	3,940	7,467	14,101		31,356		56,864	55,973
Total(5)	$108,839	$34,602	$159,797		$373,296		$676,534	$625,367
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $141 (2017 – $141) of non-interest bearing deposits.
(5)

Deposits denominated in U.S. dollars amount to $219,195 (2017 – $216,018), deposits denominated in Chilean pesos amount to $22,731 (2017 – $11,066), deposits denominated in Mexican pesos amount to $18,341 (2017 – $17,156) and deposits denominated in other foreign currencies amount to $79,582 (2017 – $70,217).

Summary of Maturity Schedule for Term Deposits

The following table presents the maturity schedule for term deposits in Canada greater than $100,000(1).

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at October 31, 2018	$36,670	$23,913	$42,830	$99,734	$19,872	$223,019
As at October 31, 2017	$33,678	$26,579	$31,190	$94,563	$16,073	$202,083
(1)	The majority of foreign term deposits are in excess of $100,000.